FINANCIAL OBLIGATIONS (Details Textual) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deposits From Financial Obligations [Abstract]
Short Term Obligations, Simultaneous and Repo Operations	$ 2,272,496	$ 2,436,838
Guaranteed with Investments	$ 3,400,677	$ 5,264,105